11. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Jan. 31, 2020
Notes
11. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

11.SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	2020	2019	2018

Non-cash transactions were as follows:
deferred exploration expense recorded
as accounts payable	$-	$-	$4,132
as owing to related parties	$-	$-	$-